CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES:
Comprehensive loss	$ (10,908)	$ (11,118)	$ (20,778)	$ (21,053)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	937	733	1,496	1,539
Depreciation	226	23	456	45
Fair value adjustment on derivative financial instruments	(1,304)	1,667	(331)	1,617
Fair value losses (gains) on financial assets at fair value through profit or loss	(35)	13	(87)	112
Revaluation of bank deposits	(60)	(13)	(70)	77
Exchange differences in respect of lease liabilities	35		41
Exchange differences in respect of cash and cash equivalents	(23)	53	(39)	67
Total adjustments in respect of income and expenses not involving cash flow	(224)	2,476	1,466	3,457
Changes in assets and liability items:
Decrease (increase) in trade receivables	457	13	(5)	(268)
Decrease (increase) in prepaid expenses and other receivables	(1,072)	188	(439)	1,459
Increase in inventory	(538)	(130)	(1,057)	(37)
Increase (decrease) in accounts payable	330	1,299	1,419	(782)
Increase (decrease) in accrued expenses and other current liabilities	1,502	(1,127)	1,408	(671)
Total changes in assets and liability items	679	243	1,326	(299)
Net cash used in operating activities	(10,453)	(8,399)	(17,986)	(17,895)
INVESTING ACTIVITIES:
Purchase of fixed assets	(128)	(2)	(134)	(15)
Change in investment in current bank deposits	(3,200)	5,000	(1,069)	4,869
Purchase of financial assets at fair value through profit or loss	(1,942)	(42)	(2,575)	(1,088)
Proceeds from sale of financial assets at fair value through profit or loss	1,880	1,500	2,100	3,450
Net cash provided by investing activities	(3,390)	6,456	(1,678)	7,216
FINANCING ACTIVITIES:
Exercise of options into ordinary shares				355
Principal elements of lease payments	(199)		(385)
Repayment of payable in respect of intangible asset purchase				(500)
Net cash used in financing activities	(199)		(385)	(145)
DECREASE IN CASH AND CASH EQUIVALENTS	(14,042)	(1,943)	(20,049)	(10,824)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	23	(53)	39	(67)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	23,014	7,560	29,005	16,455
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	8,995	5,564	8,995	5,564
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	162	$ 148	325	$ 415
Acquisition of right-of-use assets by means of lease liabilities	$ 1,101		$ 2,681